Notes to the consolidated statements of income - U.S. Tax Reform (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure
Statutory tax rate (as a percent)		30.21%	30.18%	29.90%
Tax rate changes		€ (2,743)	€ 219	€ 238,130
United States
Income Tax Disclosure
Statutory tax rate (as a percent)	21.00%			35.00%
Deferred tax benefit from Tax Cuts and Jobs Act				€ 235,692